Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2014		2013
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 68,719	6.60%	$ 237,593	8.14%
British pound	425,639	40.90	75,711	2.59
Canadian dollar	93,652	9.00	165,864	5.68
Czech koruna	4,844	0.47	(4,219)	(0.15)
Euro	329,548	31.67	731,360	25.05
Hong Kong dollar	28,912	2.78	125,970	4.31
Hungarian forint	(104,646)	(10.06)	6,931	0.24
Japanese yen	30,058	2.89	457,232	15.66
Korean won	115,656	11.11	86,754	2.97
Malaysian ringgit	(114)	(0.01)	13,169	0.45
Norwegian krone	6,730	0.65	(14,366)	(0.49)
Polish zloty	(182,867)	(17.57)	39,628	1.36
Singapore dollar	3,036	0.29	36,708	1.26
South African rand	(18,310)	(1.76)	165,131	5.66
Swedish krona	16,152	1.55	(33,359)	(1.14)
Turkish lira	(103,872)	(9.98)	240,052	8.22
U.S. dollar	327,488	31.47	589,401	20.19

Total	$ 1,040,625	100.00%	$ 2,919,560	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts
Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 409,768	$ (16,785)	$ 392,983
Grains	275	(132,403)	-	-	(132,128)
Interest rates	1,143,514	(458,390)	-	(120,616)	564,508
Livestock	1,280	(15,460)	35,540	-	21,360
Metals	8,401	(958,460)	645,172	(20,219)	(325,106)
Softs	3,120	(390)	294,048	(8,741)	288,037
Stock indices	726,711	(257,614)	115,655	(31,738)	553,014
Total futures contracts	1,883,301	(1,822,717)	1,500,183	(198,099)	1,362,668

Forward currency contracts	347,015	(1,242,525)	1,347,542	(774,075)	(322,043)

Total futures and
forward currency contracts	$ 2,230,316	$ (3,065,242)	$ 2,847,725	$ (972,174)	$ 1,040,625

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 156,261	$ (230,029)	$ 56,410	$ (119,378)	$ (136,736)
Grains	4,673	(345,640)	283,023	(4,999)	(62,943)
Interest rates	148,106	(1,074,306)	44,116	(92,969)	(975,053)
Livestock	22,330	(1,890)	3,780	(10,030)	14,190
Metals	1,644,571	(134,297)	58,546	(580,051)	988,769
Softs	5,479	(33,991)	53,863	(12,135)	13,216
Stock indices	3,010,177	(17,219)	72,260	(9,600)	3,055,618
Total futures contracts	4,991,597	(1,837,372)	571,998	(829,162)	2,897,061

Forward currency contracts	936,496	(1,042,664)	371,418	(242,751)	22,499

Total futures and
forward currency contracts	$ 5,928,093	$ (2,880,036)	$ 943,416	$ (1,071,913)	$ 2,919,560

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2014	2013

Futures contracts:
Energies	$1,428,307	$(3,222,271)
Grains	1,642,866	1,021,696
Interest rates	17,590,184	(10,725,452)
Livestock	391,990	4,340
Metals	(936,861)	(1,102,965)
Softs	989,722	387,531
Stock indices	1,317,982	13,926,067

Total futures contracts	22,424,190	288,946

Forward currency contracts	629,972	(5,446,536)

Total futures and
forward currency contracts	$23,054,162	$(5,157,590)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2014		2013
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 25,953,471	$ 17,481,347	$ 25,504,935	$ 15,997,596
Grains	8,352,184	7,919,243	8,752,502	9,742,036
Interest rates	332,235,960	12,602,876	249,567,718	35,194,835
Livestock	2,727,146	1,224,068	1,459,638	2,619,588
Metals	14,243,221	6,255,817	12,584,635	12,188,975
Softs	2,622,864	3,329,674	3,090,433	5,968,367
Stock indices	123,363,160	3,376,290	136,385,750	1,430,570

Total futures contracts	509,498,006	52,189,315	437,345,611	83,141,967

Forward currency contracts	103,635,073	33,109,469	132,389,740	45,239,532

Total futures and
forward currency contracts	$ 613,133,079	$ 85,298,784	$ 569,735,351	$ 128,381,499

Offsetting Derivative Assets And Liabilities

The following tables summarize the valuation of the Partnership’s investments as December 31, 2014 and 2013.

Offsetting derivative assets and liabilities at December 31, 2014

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$1,755,738	$(487,705)	$1,268,033
Counterparty D	1,627,746	(1,533,111)	94,635
Total futures contracts	3,383,484	(2,020,816)	1,362,668

Forward currency contracts
Counterparty G	566,228	(532,425)	33,803
Total forward currency contracts	566,228	(532,425)	33,803

Total assets	$3,949,712	$(2,553,241)	$1,396,471

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition

Forward currency contracts
Counterparty H	$1,484,175	$(1,128,329)	$355,846
Total liabilities	$1,484,175	$(1,128,329)	$355,846

    (Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty C	$ 1,268,033	$ -	$ (1,268,033)	$ -
Counterparty D	94,635	-	(94,635)	-
Counterparty G	33,803	-	(33,803)	-

Total	$ 1,396,471	$ -	$ (1,396,471)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty H	$ 355,846	$ -	$ (355,846)	$ -

Total	$ 355,846	$ -	$ (355,846)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014

    (Concluded)

Offsetting derivative assets and liabilities at December 31, 2013

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty A	$1,439,459	$(509,651)	$929,808
Counterparty C	2,721,786	(1,302,169)	1,419,617
Counterparty D	1,402,350	(854,714)	547,636
Total futures contracts	5,563,595	(2,666,534)	2,897,061

Forward currency contracts
Counterparty F	428,000	(277,225)	150,775
Counterparty G	194,464	(107,368)	87,096
Total forward currency contracts	622,464	(384,593)	237,871

Total assets	$6,186,059	$(3,051,127)	$3,134,932

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty H	$900,822	$(685,450)	$215,372
Total liabilities	$900,822	$(685,450)	$215,372

    (Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty A	$ 929,808	$ -	$ (929,808)	$ -
Counterparty C	1,419,617	-	(1,419,617)	-
Counterparty D	547,636	-	(547,636)	-
Counterparty F	150,775	-	(150,775)	-
Counterparty G	87,096	-	(87,096)	-

Total	$ 3,134,932	$ -	$ (3,134,932)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty H	215,372	-	(215,372)	-

Total	$ 215,372	$ -	$ (215,372)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013